Statement of Changes in Net Assets Available for Benefits - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contributions:
Employer	$ 106,599,083	$ 101,218,868
Participants	157,572,249	146,537,004
Rollovers	25,699,828	23,485,517
Total Contributions	289,871,160	271,241,389
Interest on participant notes receivable	4,478,217	3,840,209
Investment Income:
Net realized gain and unrealized appreciation	647,500,651	517,261,154
Total Investment Income	668,649,720	542,496,794
Deductions from Net Assets Attributed to:
Participant withdrawals	408,995,472	410,219,376
Administrative and other expenses	5,271,470	5,211,613
Total Deductions	414,266,942	415,430,989
Net Increase	548,732,155	402,147,403
Net Assets Available for Benefits:
Beginning of Year	4,129,131,619	3,726,984,216
End of Year	4,677,863,774	4,129,131,619
KeyCorp Common Stock
Investment Income:
Investment income from dividends	5,406,821	5,918,845
Other equity securities
Investment Income:
Investment income from dividends	2,019,879	2,443,905
Interest in mutual funds, money market funds and collective trusts at fair value
Investment Income:
Net investment income from mutual funds, money market funds and collective trusts	$ 13,722,369	$ 16,872,890